Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed for the sole purpose of including Inline eXtensible Business Reporting Language, or Inline XBRL, data tagging, which was inadvertently omitted from the Original Definitive Proxy Statement due to a processing error.
Entity Information [Line Items]
Entity Registrant Name	National Storage Affiliates Trust
Entity Central Index Key	0001618563